Income Tax (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Income Tax [Abstract]
Schedule of Provision for Income Taxes	Significant components of the provision for income taxes are as follows:
	For the Nine Months Ended December 31,
	2024	2023
Current
Federal	$101,808	$183,590
State	120,932	182,860
City	119,766	139,903
Deferred
Federal	(508,000)	166,500
State	(202,000)	42,300
City	(128,000)	24,500
Foreign	(26,160)	(7,656)
Total	$(521,654)	$731,997

Significant components of the provision for income taxes are as follows:

	For the Nine Months Ended December 31,
	2024	2023
Current
Federal	$101,808	$183,590
State	120,932	182,860
City	119,766	139,903
Deferred
Federal	(508,000)	166,500
State	(202,000)	42,300
City	(128,000)	24,500
Total	$(495,494)	$739,653
Significant components of the provision for income taxes are as follows:
	For the Nine Months Ended December 31
	2024	2023
Current
Federal	$-	$-
State	-	-
City	-	-
Deferred
Federal	(14,807)	(4,334)
State	(11,353)	(3,322)
City	-	-
Total	$(26,160)	$(7,656)
Significant components of the provision for income taxes are as follows:
	For the Year Ended March 31,
	2024	2023
Current
Federal	$474,445	$210,924
State	297,885	107,325
City	234,510	54,847
Deferred
Federal	158,300	236,200
State	36,300	115,700
City	21,500	96,900
Foreign	(40,007)	-
Total	$1,182,933	$821,896

Significant components of the provision for income taxes are as follows:

	For the Year Ended March 31,
	2024	2023
Current
Federal	$474,445	$210,924
State	297,885	107,325
City	234,510	54,847
Deferred
Federal	158,300	236,200
State	36,300	115,700
City	21,500	96,900
Total	$1,222,940	$821,896
Significant components of the provision for income taxes are as follows:
	For the Year Ended March 31,
	2024	2023
Current
Federal	$-	$-
State	-	-
City	-	-
Deferred
Federal	(22,845)	-
State	(17,515)	-
City	353	-
Total	$(40,007)	$-

Schedule of Provision for Income Taxes

The provision for income taxes is based on the following pretax income (loss):

	For the Nine Months Ended December 31,
	2024	2023
U.S.	$(2,412,980)	$1,973,031
Canada	(115,517)	(33,146)
Total	$(2,528,497)	$1,939,885
The provision for income taxes is based on the following pretax income (loss):
	For the Year Ended March 31,
	2024	2023
U.S.	$3,275,797	$2,200,467
Canada	(197,642)	-
Total	$3,078,155	$2,200,467

Schedule of Reconciles to the Company’s Effective Tax Rate

The following table reconciles to the Company’s effective tax rate:

	For the Nine Months Ended December 31
	2024	2023
Pre-tax book (loss) income	$(2,528,497)	$1,939,885
Federal Statutory rate	21.0%	21.0%
State income tax rate, net of federal income tax benefit	4.3%	8.0%
City income tax rate, net of federal income tax benefit	3.7%	5.0%
Foreign statutory rate	0.4%	(0.4)%
Permanent differences	(4.0)%	5.3%
Return to project adjustment	(4.8)%	(1.4)%
Total	20.6%	37.5%

The following table reconciles to the Company’s effective tax rate:

	For the Year Ended March 31,
	2024	2023
Pre-tax book income	$3,078,155	$2,200,467
Federal Statutory rate	21.0%	21.0%
State income tax rate, net of federal income tax benefit	7.9%	9.5%
City income tax rate, net of federal income tax benefit	5.0%	6.9%
Foreign statutory rate	-	-
Permanent differences	5.2%	1.6%
Return to project adjustment	(0.8)%	(1.6)%
Total	38.3%	37.4%

Schedule of Deferred Tax Assets	Significant components of DTAs (DTLs), net are as follows:
	As of December 31, 2024	As of March 31, 2024
Net operating loss carry forwards	$716,087	$40,332
Inventory reserve	330,000	186,000
Lease liability	5,216,000	5,810,000
Less: Valuation allowance	-	-
Total deferred tax assets (DTAs)	$6,262,087	$6,036,332
Accumulated depreciation	(493,881)	(482,133)
ROU asset	(4,873,000)	(5,519,000)
Total deferred tax liabilities (DTLs)	(5,366,881)	(6,001,133)
Total deferred tax assets, net	$895,206	$35,199

Deferred tax assets (liabilities) - U.S., net	$833,000	$(5,000)
Deferred tax assets - Canada, net	$62,206	40,199
Significant components of DTAs (DTLs), net are as follows:
	As of March 31, 2024	As of March 31, 2023
Net operating loss carry forwards	$40,332	$93,800
Inventory reserve	186,000	155,400
Lease liability	5,810,000	3,702,500
Less: Valuation allowance	-	-
Total deferred tax assets (DTAs)	$6,036,332	$3,951,700
Accumulated depreciation	(482,133)	(230,600)
ROU asset	(5,519,000)	(3,510,000)
Total deferred tax liabilities (DTLs)	(6,001,133)	(3,740,600)
Total deferred tax assets, net	$35,199	$211,100
Deferred tax assets (liabilities) - U.S., net	$(5,000)	$211,100
Deferred tax assets - Canada, net	$40,199	-